Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.6%)
AMC Networks, Inc. - Class A *	11,440	139
ATN International, Inc.	3,966	125
CarGurus, Inc. *	32,304	746
Cars.com, Inc. *	23,348	401
Cinemark Holdings, Inc.*	39,964	718
Cogent Communications Holdings, Inc.	15,840	1,035
Consolidated Communications Holdings, Inc. *	28,248	122
The E.W. Scripps Co. - Class A *	22,495	88
EchoStar Corp. *	45,615	650
Gogo, Inc. *	23,652	208
John Wiley & Sons, Inc. - Class A	15,893	606
Lumen Technologies, Inc.*	379,998	593
Madison Square Garden Sports Corp.*	6,294	1,161
The Marcus Corp.	9,308	133
QuinStreet, Inc. *	19,631	347
Scholastic Corp.	9,895	373
Shenandoah Telecommunications Co.	19,045	331
Shutterstock, Inc.	9,070	415
TechTarget, Inc. *	9,793	324
Telephone and Data Systems, Inc.	37,144	595
Thryv Holdings, Inc. *	11,684	260
TripAdvisor, Inc. *	40,749	1,132
Yelp, Inc. *	25,813	1,017

Total		11,519

Consumer Discretionary (14.8%)
Abercrombie & Fitch Co.*	18,997	2,381
Academy Sports & Outdoors, Inc.	27,950	1,888
Adtalem Global Education, Inc. *	14,769	759
Advance Auto Parts, Inc.	22,276	1,895
American Axle & Manufacturing Holdings, Inc. *	44,360	326
American Eagle Outfitters, Inc.	69,980	1,805
Asbury Automotive Group, Inc. *	7,755	1,828

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
BJ’s Restaurants, Inc. *	8,806	319
Bloomin’ Brands, Inc.	32,724	939
Boot Barn Holdings, Inc.*	11,422	1,087
Brinker International, Inc.*	16,670	828
The Buckle, Inc.	11,014	444
Caleres, Inc.	12,564	515
Callaway Golf Co. *	53,496	865
Cavco Industries, Inc. *	2,923	1,166
Century Communities, Inc.	10,663	1,029
The Cheesecake
Factory, Inc.	17,603	636
Chuy’s Holdings, Inc. *	6,574	222
Cracker Barrel Old Country Store, Inc.	8,398	611
Dana Holding Corp.	48,392	615
Dave & Buster’s Entertainment, Inc. *	12,116	758
Designer Brands, Inc.	16,109	176
Dine Brands Global, Inc.	5,893	274
Dorman Products, Inc.*	10,681	1,030
Ethan Allen Interiors, Inc.	8,592	297
Foot Locker, Inc.	30,866	880
Frontdoor, Inc. *	30,013	978
Gentherm, Inc. *	12,430	716
G-III Apparel Group, Ltd.*	15,423	447
Golden Entertainment, Inc.	8,132	299
Green Brick Partners, Inc.*	9,565	576
Group 1 Automotive, Inc.	5,005	1,463
Guess?, Inc.	10,448	329
Hanesbrands, Inc. *	131,850	765
Haverty Furniture Cos., Inc.	5,001	171
Hibbett, Inc.	4,438	341
Installed Building Products, Inc.	8,836	2,286
Jack in the Box, Inc.	7,370	505
Kohl’s Corp.	41,725	1,216
Kontoor Brands, Inc.	18,846	1,135
La-Z-Boy, Inc.	16,130	607
LCI Industries	9,545	1,175
Leslie’s, Inc. *	69,600	452
LGI Homes, Inc. *	7,726	899
M.D.C. Holdings, Inc.	22,510	1,416
M/I Homes, Inc. *	10,498	1,431
MarineMax, Inc. *	7,633	254

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Meritage Homes Corp.	13,742	2,411
Mister Car Wash, Inc. *	34,732	269
Monarch Casino & Resort, Inc.	5,009	376
Monro, Inc.	11,270	355
Movado Group, Inc.	5,843	163
National Vision Holdings, Inc. *	29,487	653
Newell Brands, Inc.	143,585	1,153
The ODP Corp. *	12,539	665
Oxford Industries, Inc.	5,541	623
Papa John’s International, Inc.	12,347	822
Patrick Industries, Inc.	7,843	937
Perdoceo Education Corp.	24,723	434
PHINIA, Inc.	17,669	679
Rent-A-Center, Inc.	16,755	590
Sabre Corp. *	143,848	348
Sally Beauty Holdings, Inc.*	39,526	491
Shake Shack, Inc. - Class A *	14,131	1,470
Shoe Carnival, Inc.	6,755	248
Signet Jewelers, Ltd.	16,703	1,671
Six Flags Entertainment Corp. *	27,233	717
Sonic Automotive, Inc. - Class A	5,633	321
Sonos, Inc. *	46,677	890
Standard Motor Products, Inc.	7,077	237
Steven Madden, Ltd.	26,446	1,118
Strategic Education, Inc.	8,201	854
Stride, Inc. *	15,008	946
Sturm, Ruger & Co., Inc.	6,712	310
TRI Pointe Homes, Inc.*	36,587	1,414
Urban Outfitters, Inc. *	21,328	926
Victoria’s Secret & Co.*	29,289	568
Vista Outdoor, Inc. *	22,008	721
Winnebago Industries, Inc.	11,025	816
Wolverine World Wide, Inc.	29,941	336
Worthington Enterprises, Inc.	11,488	715
XPEL, Inc. *	8,064	436

Total		66,717

Index 600 Stock Portfolio

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (3.5%)
The Andersons, Inc.	11,868	681
B&G Foods, Inc.	29,792	341
Calavo Growers, Inc.	6,691	186
Cal-Maine Foods, Inc.	15,318	901
Central Garden & Pet Co.*	3,547	152
Central Garden & Pet Co. - Class A *	20,434	754
The Chefs’ Warehouse, Inc.*	13,381	504
Edgewell Personal Care Co.	18,816	727
Energizer Holdings, Inc.	25,132	740
Fresh Del Monte Produce, Inc.	12,684	329
The Hain Celestial Group, Inc. *	34,250	269
Inter Parfums, Inc.	6,750	948
J & J Snack Foods Corp.	5,848	845
John B. Sanfilippo & Son, Inc.	3,413	362
Medifast, Inc.	4,127	158
MGP Ingredients, Inc.	5,880	506
National Beverage Corp.*	8,789	417
Nu Skin Enterprises, Inc.	18,843	261
PriceSmart, Inc.	9,443	793
The Simply Good Foods Co. *	34,228	1,165
SpartanNash Co.	13,107	265
Tootsie Roll Industries, Inc.	6,809	218
TreeHouse Foods, Inc.*	19,067	743
United Natural Foods, Inc.*	22,439	258
Universal Corp.	9,304	481
USANA Health Sciences, Inc. *	4,202	204
Vector Group, Ltd.	49,975	548
WD-40 Co.	5,112	1,295
WK Kellogg Co.	24,849	467

Total		15,518

Energy (4.9%)
Archrock, Inc.	51,747	1,018
Bristow Group, Inc. *	9,169	249
California Resources Corp.	24,312	1,340
Comstock Resources, Inc.	34,592	321
CONSOL Energy, Inc.	10,041	841
Core Laboratories, Inc.	17,636	301
CVR Energy, Inc.	11,053	394
Dorian LPG, Ltd.	12,845	494
Dril-Quip, Inc. *	12,866	290
Green Plains, Inc. *	24,317	562

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
Helix Energy Solutions Group, Inc. *	53,674	582
Helmerich & Payne, Inc.	37,244	1,566
Liberty Energy, Inc.	57,167	1,185
Magnolia Oil & Gas Corp. - Class A	69,819	1,812
Nabors Industries, Ltd.*	3,371	290
Northern Oil and Gas, Inc.	34,407	1,365
Oceaneering International, Inc. *	37,930	888
Par Pacific Holdings, Inc.*	20,975	777
Patterson-UTI Energy, Inc.	121,074	1,446
Peabody Energy Corp.	41,504	1,007
ProPetro Holding Corp.*	32,439	262
REX American Resources Corp. *	5,793	340
RPC, Inc.	31,938	247
SM Energy Co.	43,602	2,174
Talos Energy, Inc. *	50,783	707
US Silica Holdings, Inc.*	29,231	363
Vital Energy, Inc. *	9,396	494
World Fuel Services Corp.	22,816	603

Total		21,918

Financials (17.7%)
Ambac Financial Group, Inc. *	17,126	268
American Equity Investment Life Holding Co. *	23,522	1,322
Ameris Bancorp	24,372	1,179
AMERISAFE, Inc.	7,183	360
Apollo Commercial Real Estate Finance, Inc.	49,264	549
Arbor Realty Trust, Inc.	71,066	942
ARMOUR Residential REIT, Inc.	18,573	367
Artisan Partners Asset Management, Inc.	25,837	1,183
Assured Guaranty, Ltd.	20,486	1,787
Atlantic Union Bankshares Corp.	28,266	998
Axos Financial, Inc. *	19,083	1,031
B. Riley Financial, Inc.	6,388	135
Banc of California, Inc.	52,195	794
BancFirst Corp.	5,433	478
The Bancorp, Inc. *	20,200	676
Bank of Hawaii Corp.	14,981	935
BankUnited, Inc.	28,024	785
Banner Corp.	13,025	625

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Berkshire Hills Bancorp, Inc.	16,236	372
BGC Group, Inc.	145,758	1,133
Blackstone Mortgage Trust, Inc.	64,960	1,293
Brightsphere Investment Group, Inc.	12,180	278
Brookline Bancorp, Inc.	33,646	335
Capitol Federal Financial, Inc.	46,739	279
Cathay General Bancorp	27,370	1,035
Central Pacific Financial Corp.	10,356	205
City Holding Co.	5,567	580
Community Bank System, Inc.	20,092	965
Customers Bancorp, Inc.*	10,716	569
CVB Financial Corp.	49,878	890
Dime Community Bancshares, Inc.	13,234	255
Donnelley Financial Solutions, Inc. *	9,303	577
Eagle Bancorp, Inc.	11,235	264
Ellington Financial, Inc.	29,742	351
Employers Holdings, Inc.	9,654	438
Encore Capital Group, Inc.*	8,860	404
Enova International, Inc.*	10,963	689
EVERTEC, Inc.	24,354	972
EZCORP, Inc. - Class A *	19,585	222
FB Financial Corp.	13,309	501
First Bancorp	79,030	1,675
First Commonwealth Financial Corp.	38,670	538
First Financial Bancorp	35,829	803
First Hawaiian, Inc.	48,070	1,056
Franklin BSP Realty Trust, Inc.	30,775	411
Fulton Financial Corp.	61,686	980
Genworth Financial, Inc. - Class A *	169,944	1,093
Goosehead Insurance, Inc.*	9,208	613
Green Dot Corp. - Class A *	17,234	161
Hanmi Financial Corp.	11,343	181
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,895	1,190
HCI Group, Inc.	2,569	298
Heritage Financial Corp.	13,126	255

Index 600 Stock Portfolio

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Hilltop Holdings, Inc.	17,529	549
Hope Bancorp, Inc.	45,469	523
Horace Mann Educators Corp.	15,473	572
Independent Bank Corp.	16,152	840
Independent Bank Group, Inc.	13,610	621
Jackson Financial, Inc.	26,665	1,764
KKR Real Estate Finance Trust, Inc.	21,846	220
Lakeland Financial Corp.	9,637	639
Lincoln National Corp.	63,930	2,041
Mercury General Corp.	10,074	520
Meta Financial Group, Inc.	9,606	485
Moelis & Co.	25,123	1,426
Mr. Cooper Group, Inc.*	24,347	1,898
National Bank Holding Corp.	14,198	512
Navient Corp.	30,930	538
NBT Bancorp, Inc.	17,734	651
NCR Atleos Corp. *	25,207	498
New York Mortgage Trust, Inc.	34,727	250
NMI Holdings, Inc. - Class A *	30,563	988
Northfield Bancorp, Inc.	14,631	142
Northwest Bancshares, Inc.	48,020	559
OFG Bancorp	17,726	653
Pacific Premier Bancorp, Inc.	36,121	867
Palomar Holdings, Inc.*	9,321	781
Park National Corp.	5,404	734
Payoneer Global, Inc. *	98,638	479
PennyMac Mortgage Investment Trust	32,646	479
Piper Sandler Cos.	5,729	1,137
PJT Partners, Inc. - Class A	8,406	792
PRA Group, Inc. *	14,778	385
Preferred Bank	4,685	360
ProAssurance Corp. *	19,319	248
PROG Holdings, Inc.	16,950	584
Provident Financial Services, Inc.	28,590	417
Radian Group, Inc.	57,724	1,932
Ready Capital Corp.	59,461	543
Redwood Trust, Inc.	49,526	316
Renasant Corp.	21,145	662
S&T Bancorp, Inc.	14,475	464
Safety Insurance Group, Inc.	5,549	456
Seacoast Banking Corp. of Florida	31,769	807

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
ServisFirst Bancshares, Inc.	18,460	1,225
Simmons First National Corp. - Class A	47,165	918
SiriusPoint, Ltd. *	34,064	433
Southside Bancshares, Inc.	10,862	318
Stellar Bancorp, Inc.	17,581	428
Stewart Information Services Corp.	10,371	675
StoneX Group, Inc. *	10,242	720
Tompkins Financial Corp.	4,685	236
Triumph Financial, Inc.*	8,122	644
Trupanion, Inc. *	13,454	371
TrustCo Bank Corp.	7,106	200
Trustmark Corp.	23,138	650
Two Harbors Investment Corp.	38,893	515
United Community Banks, Inc.	44,824	1,180
United Fire Group, Inc.	8,115	177
Veritex Holdings, Inc.	20,447	419
Virtus Investment Partners, Inc.	2,545	631
Walker & Dunlop, Inc.	12,604	1,274
Washington Federal, Inc.	25,582	743
Westamerica Bancorporation	10,018	490
WisdomTree Investments, Inc.	41,820	384
World Acceptance Corp.*	1,262	183
WSFS Financial Corp.	22,801	1,029

Total		79,450

Health Care (10.1%)
AdaptHealth LLC *	30,927	356
Addus HomeCare Corp.*	6,032	623
Agiliti, Inc. *	13,407	136
Alkermes PLC *	62,890	1,702
AMN Healthcare Services, Inc. *	14,239	890
Amphastar Pharmaceuticals, Inc.*	14,075	618
ANI Pharmaceuticals, Inc.*	5,701	394
Arcus Biosciences, Inc.*	20,536	388
Artivion, Inc. *	14,679	311
Astrana Health, Inc. *	15,869	666
Avanos Medical, Inc. *	17,482	348
BioLife Solutions, Inc. *	13,420	249
Catalyst Pharmaceuticals, Inc.*	41,932	668

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Certara, Inc. *	40,339	721
Collegium Pharmaceutical, Inc.*	12,357	480
CONMED Corp.	11,590	928
Corcept Therapeutics, Inc.*	34,203	862
CorVel Corp. *	3,414	898
Cross Country Healthcare, Inc. *	12,525	234
Cytek Biosciences, Inc.*	37,508	252
Dynavax Technologies Corp.*	48,978	608
Embecta Corp.	21,756	289
Enhabit, Inc. *	19,183	223
Ensign Group, Inc.	21,183	2,636
Fortrea Holdings, Inc. *	33,462	1,343
Fulgent Genetics, Inc. *	7,637	166
Glaukos Corp. *	18,390	1,734
Harmony Biosciences Holdings, Inc. *	12,432	417
HealthStream, Inc.	9,069	242
ICU Medical, Inc. *	7,636	820
Inari Medical, Inc. *	19,322	927
Innoviva, Inc. *	21,349	325
Integer Holdings Corp.*	12,561	1,466
Ironwood Pharmaceuticals, Inc.*	52,038	453
LeMaitre Vascular, Inc.	7,455	495
Ligand Pharmaceuticals, Inc. - Class B *	6,176	451
MEDNAX, Inc. *	31,359	315
Merit Medical Systems, Inc.*	21,764	1,649
Mesa Laboratories, Inc.	1,949	214
ModivCare, Inc. *	4,594	108
Myriad Genetics, Inc. *	33,342	711
National HealthCare Corp.	5,082	480
NeoGenomics, Inc. *	48,033	755
OmniAb, Inc. - 12.50 Earnout Consideration*,Æ	2,585	–
OmniAb, Inc. - 15.00 Earnout Consideration*,Æ	2,585	–
Omnicell, Inc. *	17,130	501
OraSure Technologies, Inc.*	27,977	172
Organon & Co.	96,330	1,811
Owens & Minor, Inc. *	28,831	799
Pacira Biosciences, Inc.*	17,474	511
Patterson Cos., Inc.	31,082	859

Index 600 Stock Portfolio

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Phibro Animal Health Corp. - Class A	7,856	102
Premier, Inc. - Class A	45,160	998
Prestige Consumer Healthcare, Inc. *	18,708	1,357
Privia Health Group, Inc.*	38,703	758
RadNet, Inc. *	24,584	1,196
REGENXBIO, Inc. *	15,334	323
Schrodinger, Inc. *	20,734	560
Select Medical Holdings Corp.	39,610	1,194
Simulations Plus, Inc.	6,029	248
STAAR Surgical Co. *	18,394	704
Supernus Pharmaceuticals, Inc.*	20,694	706
Tandem Diabetes Care, Inc.*	24,668	873
UFP Technologies, Inc.*	2,664	672
US Physical Therapy, Inc.	5,681	641
Varex Imaging Corp. *	15,249	276
Vericel Corp. *	17,971	935
Vir Biotechnology, Inc. *	32,456	329
Xencor, Inc. *	22,932	507

Total		45,583

Industrials (18.1%)
3D Systems Corp. *	50,575	225
AAON, Inc.	25,416	2,239
AAR Corp. *	12,501	748
ABM Industries, Inc.	23,689	1,057
Aerovironment, Inc. *	10,548	1,617
Air Lease Corp.	38,907	2,001
Alamo Group, Inc.	3,894	889
Alaska Air Group, Inc. *	47,517	2,043
Albany International Corp. - Class A	11,760	1,100
Allegiant Travel Co.	5,398	406
American Woodmark Corp.*	6,041	614
Apogee Enterprises, Inc.	8,282	490
ArcBest Corp.	8,919	1,271
Arcosa, Inc.	18,376	1,578
Armstrong World Industries, Inc.	16,651	2,068
Astec Industries, Inc.	8,570	375
AZZ, Inc.	9,438	730
Barnes Group, Inc.	19,086	709
Boise Cascade Co.	14,921	2,288
Brady Corp. - Class A	16,886	1,001
CoreCivic, Inc. *	43,062	672
CSG Systems International, Inc.	10,660	549
Deluxe Corp.	16,679	343
DNOW, Inc. *	40,231	612

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Industrials continued
DXP Enterprises, Inc. *	5,025	270
Dycom Industries, Inc.*	11,057	1,587
Encore Wire Corp.	5,947	1,563
Enerpac Tool Group Corp.	20,399	727
EnPro Industries, Inc.	7,879	1,330
ESCO Technologies, Inc.	9,728	1,041
Federal Signal Corp.	22,963	1,949
Forward Air Corp.	11,608	361
Franklin Electric Co., Inc.	14,951	1,597
The GEO Group, Inc. *	45,991	649
Gibraltar Industries, Inc.*	11,472	924
GMS, Inc. *	15,008	1,461
Granite Construction, Inc.	16,556	946
The Greenbrier Cos., Inc.	11,717	610
Griffon Corp.	14,399	1,056
Harsco Corp. *	30,104	275
Hayward Holdings, Inc.*	47,452	727
Healthcare Services Group, Inc. *	27,987	349
Heartland Express, Inc.	17,331	207
Heidrick & Struggles International, Inc.	7,550	254
Hillenbrand, Inc.	26,435	1,329
HNI Corp.	17,540	792
Hub Group, Inc. - Class A	23,526	1,017
Insteel Industries, Inc.	7,355	281
Interface, Inc.	21,898	368
JetBlue Airways Corp. *	125,587	932
John Bean Technologies Corp.	12,000	1,259
Kaman Corp.	10,671	489
KAR Auction Services, Inc.*	40,950	708
Kelly Services, Inc. - Class A	12,203	306
Kennametal, Inc.	29,879	745
Korn Ferry	19,797	1,302
Lindsay Corp.	4,172	491
Liquidity Services, Inc.*	8,584	160
Marten Transport, Ltd.	21,661	400
Masterbrand, Inc. *	47,762	895
Matson, Inc.	13,168	1,480
Matthews International Corp. - Class A	11,551	359
Mercury Systems, Inc.*	19,755	583
MillerKnoll, Inc.	27,441	679
Moog, Inc. - Class A	10,834	1,730
Mueller Industries, Inc.	42,798	2,308

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Industrials continued
MYR Group, Inc. *	6,299	1,113
National Presto Industries, Inc.	1,998	167
NV5 Global, Inc. *	4,823	473
Pitney Bowes, Inc.	58,501	253
Powell Industries, Inc.	3,457	492
Proto Labs, Inc. *	9,807	351
Quanex Building Products Corp.	12,570	483
Resideo Technologies, Inc.*	55,060	1,234
Resources Connection, Inc.	12,042	158
Rush Enterprises, Inc. - Class A	23,217	1,243
RXO, Inc. *	44,105	965
SkyWest, Inc. *	15,430	1,066
SPX Technologies, Inc.*	17,204	2,118
Standex International Corp.	4,476	816
Sun Country Airlines Holdings, Inc. *	14,774	223
SunPower Corp. *	32,871	99
Sunrun, Inc. *	82,335	1,085
Tennant Co.	7,043	857
Titan International, Inc.*	19,172	239
Trinity Industries, Inc.	30,829	859
Triumph Group, Inc. *	28,976	436
TTEC Holdings, Inc.	7,265	75
UniFirst Corp.	5,695	988
Verra Mobility Corp. *	62,673	1,565
Vestis Corp.	49,487	954
Viad Corp. *	7,907	312
Vicor Corp. *	8,591	329
Wabash National Corp.	17,115	512

Total		81,586

Information Technology (12.4%)
A10 Networks, Inc.	26,419	362
ACI Worldwide, Inc. *	40,974	1,361
Adeia, Inc.	40,385	441
Adtran Holdings, Inc.	27,101	147
Advanced Energy Industries, Inc.	14,050	1,433
Agilysys, Inc. *	7,605	641
Alarm.com Holdings, Inc.*	18,841	1,365
Alliance Data Systems Corp.	18,573	692
Alpha & Omega Semiconductor, Ltd. *	8,578	189
Arlo Technologies, Inc.*	35,644	451
Axcelis Technologies, Inc.*	12,320	1,374
Badger Meter, Inc.	11,063	1,790
Benchmark Electronics, Inc.	13,506	405

Index 600 Stock Portfolio

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
BlackLine, Inc. *	19,166	1,238
Box, Inc. *	54,120	1,533
Calix, Inc. *	22,095	733
Cerence, Inc. *	15,723	248
CEVA, Inc. *	8,903	202
Cohu, Inc. *	17,853	595
Corsair Gaming, Inc. *	16,611	205
CTS Corp.	11,719	548
Digi International, Inc. *	13,631	435
Diodes, Inc. *	17,322	1,221
DoubleVerify Holdings, Inc.*	52,532	1,847
DXC Technology Co. *	68,910	1,462
Envestnet, Inc. *	18,744	1,085
ePlus, Inc. *	10,043	789
Extreme Networks, Inc.*	48,515	560
Fabrinet*	13,684	2,587
FormFactor, Inc. *	29,346	1,339
Harmonic, Inc. *	42,520	572
Ichor Holdings, Ltd. *	11,084	428
Insight Enterprises, Inc.*	10,438	1,936
InterDigital, Inc.	9,689	1,032
Itron, Inc. *	17,147	1,586
Knowles Corp. *	33,592	541
Kulicke and Soffa Industries, Inc.	21,247	1,069
LiveRamp Holdings, Inc.*	24,926	860
MaxLinear, Inc. - Class A *	28,230	527
Methode Electronics, Inc. - Class A	13,490	164
N-able, Inc. *	26,276	343
NCR Voyix Corp. *	50,547	638
NetScout Systems, Inc.*	26,898	587
OSI Systems, Inc. *	5,910	844
PC Connection, Inc.	4,242	280
PDF Solutions, Inc. *	11,543	389
Perficient, Inc. *	13,100	737
Photronics, Inc. *	23,695	671
Plexus Corp. *	10,406	987
Progress Software Corp.	16,513	880
Rogers Corp. *	6,312	749
Sanmina Corp. *	21,026	1,307
ScanSource, Inc. *	9,539	420
Semtech Corp. *	24,322	669
SiTime Corp. *	6,548	611
SMART Global Holdings, Inc. *	19,649	517
SolarEdge Technologies, Inc. *	21,411	1,520
Sprinklr, Inc. - Class A *	44,568	547
SPS Commerce, Inc. *	13,833	2,558
TTM Technologies, Inc.*	38,489	602

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Ultra Clean Holdings, Inc.*	16,900	776
Veeco Instruments, Inc.*	21,202	746
ViaSat, Inc. *	28,317	512
Viavi Solutions, Inc. *	83,881	763
Xerox Holdings Corp.	42,584	762
Xperi, Inc. *	16,580	200

Total		55,608

Materials (5.9%)
AdvanSix, Inc.	10,207	292
Allegheny Technologies, Inc. *	48,091	2,461
Alpha Metallurgical Resources, Inc.	4,456	1,476
Arch Resources, Inc.	6,923	1,113
Balchem Corp.	12,151	1,883
Carpenter Technology Corp.	18,629	1,330
Century Aluminum Co.*	19,466	300
Clearwater Paper Corp.*	6,277	275
Compass Minerals International, Inc.	12,788	201
H.B. Fuller Co.	20,426	1,629
Hawkins, Inc.	7,169	551
Haynes International, Inc.	4,778	287
Ingevity Corp. *	12,771	609
Innospec, Inc.	9,376	1,209
Kaiser Aluminum Corp.	5,992	535
Koppers Holdings, Inc.	7,889	435
Materion Corp.	7,781	1,025
Mercer International, Inc.	16,814	167
Metallus, Inc. *	14,556	324
Minerals Technologies, Inc.	12,264	923
Myers Industries, Inc.	13,824	320
O-I Glass, Inc. *	58,312	967
Olympic Steel, Inc.	3,692	262
Quaker Chemical Corp.	5,219	1,071
Schweitzer-Mauduit International, Inc.	20,489	384
Sealed Air Corp.	54,434	2,025
Sensient Technologies Corp.	15,924	1,102
Stepan Co.	7,995	720
SunCoke Energy, Inc.	31,743	358
Sylvamo Corp.	13,307	822
Warrior Met Coal, Inc.	19,605	1,190
Worthington Steel, Inc.	11,547	414

Total		26,660

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Real Estate (7.4%)
Acadia Realty Trust	38,510	655
Alexander & Baldwin, Inc.	27,281	449
American Assets Trust, Inc.	18,412	404
Apple Hospitality REIT, Inc.	80,172	1,313
Armada Hoffler Properties, Inc.	25,181	262
Brandywine Realty Trust	64,771	311
CareTrust REIT, Inc.	49,188	1,199
Centerspace	5,645	323
Chatham Lodging Trust	18,414	186
Community Healthcare Trust, Inc.	9,132	243
Cushman & Wakefield PLC*	63,299	662
DiamondRock Hospitality Co.	78,981	759
Douglas Emmett, Inc.	62,826	871
Easterly Government Properties, Inc.	35,814	412
Elme Communities Real Estate Investment Trust	32,937	459
Essential Properties Realty Trust, Inc.	58,800	1,568
eXp World Holdings, Inc.	29,151	301
Four Corners Property Trust, Inc.	34,137	835
Getty Realty Corp.	18,499	506
Global Net Lease, Inc.	73,536	571
Highwoods Properties, Inc.	39,841	1,043
Hudson Pacific Properties, Inc.	48,079	310
Innovative Industrial Properties, Inc.	10,568	1,094
JBG SMITH Properties	33,003	530
Kennedy-Wilson Holdings, Inc.	44,907	385
LTC Properties, Inc.	15,534	505
LXP Industrial Trust	110,233	994
The Macerich Co.	81,377	1,402
Marcus & Millichap, Inc.	8,928	305
Medical Properties Trust, Inc.	225,728	1,061
NexPoint Residential Trust, Inc.	8,726	281
OUTFRONT Media, Inc.	54,730	919
Pebblebrook Hotel Trust	45,681	704
Phillips Edison & Co., Inc.	45,987	1,650

Index 600 Stock Portfolio

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Realogy Holdings Corp.*	41,584	257
Retail Opportunity Investments Corp.	47,763	612
Safehold, Inc.	16,970	350
Saul Centers, Inc.	4,952	191
Service Properties Trust	62,838	426
SITE Centers Corp.	67,856	994
SL Green Realty Corp.	24,416	1,346
The St. Joe Co.	13,408	777
Summit Hotel Properties, Inc.	40,725	265
Sunstone Hotel Investors, Inc.	77,421	863
Tanger Factory Outlet Centers, Inc.	40,581	1,198
Uniti Group, Inc.	89,879	530
Universal Health Realty Income Trust	4,799	176
Urban Edge Properties	44,349	766
Veris Residential, Inc.	30,411	463
Whitestone REIT	18,039	226
Xenia Hotels & Resorts, Inc.	39,641	595

Total		33,507

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Utilities (2.0%)
American States Water Co.	13,930	1,006
Avista Corp.	29,147	1,021
California Water Service Group	21,735	1,010
Chesapeake Utilities Corp.	8,377	899
Clearway Energy, Inc.	44,034	995
MGE Energy, Inc.	13,628	1,073
Middlesex Water Co.	6,793	356
Northwest Natural Holding Co.	13,888	517
Otter Trail Corp.	15,719	1,358
SJW Group	11,004	623
Unitil Corp.	6,050	317

Total		9,175

Total Common Stocks (Cost: $368,398)		447,241

Short-Term Investments (0.1%)	Shares/ Par +	Value $ (000’s)
Governments (0.1%)
US Treasury 0.000%, 4/11/24 b	195,000	195

Total		195

Total Short-Term Investments (Cost: $195)		195

Total Investments (99.5%) (Cost: $368,593)@		447,436

Other Assets, Less Liabilities (0.5%)		2,446

Net Assets (100.0%)		449,882

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)		Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-Mini Russell 2000 Index Futures	Long	USD	1		16	6/24	$1,717	$44	$ 1
E-Mini S&P MidCap 400 Futures	Long	USD	–	π	3	6/24	923	27	(1)

								$71	$ –π

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$1	$1	$–	$(1)	$(1)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
b	Part or all of the security has been pledged as collateral.
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $368,593 and the net unrealized appreciation of investments based on that cost was $78,914 which is comprised of $123,267 aggregate gross unrealized appreciation and $44,353 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Index 600 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$447,241	$—	$—
Other Financial Instruments^
Futures	71	—	—
Short-Term Investments	—	195	—

Total Assets:	$447,312	$195	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2024.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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